Accounts Receivable, net	12 Months Ended
Dec. 31, 2023
Accounts Receivable, after Allowance for Credit Loss [Abstract]
Accounts Receivable, net
Note 5 – Accounts Receivable, net
Accounts receivable, net at December 31 consisted of the following:

	2023	2022
U.S. government contracts(1)	$970	$800
Commercial Airplanes	57	293
Global Services(2)	1,526	1,390
Defense, Space, & Security(2)	160	145
Other	25	5
Less valuation allowance	(89)	(116)

Total	$2,649	$2,517

(1)	Includes foreign military sales through the U.S. government
(2)	Excludes U.S. government contracts